Concentrations	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Concentrations

Note 16—Concentrations

During the years ended December 31, 2021 and 2020, the Company had two significant customers that accounted for approximately 30% and 28% of total revenues, respectively. As of December 31, 2021 and 2020, approximately 23% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.